Annual Total Returns (Vanguard Total International Stock Index Fund - ETF Shares ETF) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - ETF Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Annual Total Return
2013	15.16%
2012	18.22%